Mineral Property Interests (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Acquisition Costs:
Acquisition costs beginning balance	$ 6,286	$ 6,422
Foreign currency translation adjustment	129	(198)
Additions	62	62
Recovery	(3)	0
Write off	(7)	0
Acquisition costs ending balance	6,467	6,286
Deferred Exploration Expenditures:
Deferred exploration expenditures beginning balance	7,951	8,043
Additions, net of recoveries	1,128	779
Foreign currency translation adjustment	537	(871)
Deferred exploration expenditures ending balance	9,610	7,951
Mineral property interests	16,083	14,237
USA Fondaway Canyon
Acquisition Costs:
Acquisition costs beginning balance	2,010	2,173
Foreign currency translation adjustment	102	(175)
Additions	0	12
Recovery	0	0
Write off	0	0
Acquisition costs ending balance	2,112	2,010
Deferred Exploration Expenditures:
Deferred exploration expenditures beginning balance	1,353	1,090
Additions, net of recoveries	159	351
Foreign currency translation adjustment	68	(88)
Deferred exploration expenditures ending balance	1,580	1,353
Mineral property interests	3,692	3,363
USA Corral Canyon
Acquisition Costs:
Acquisition costs beginning balance	23	0
Foreign currency translation adjustment	1	0
Additions	0	23
Recovery	0	0
Write off	0	0
Acquisition costs ending balance	24	23
Deferred Exploration Expenditures:
Deferred exploration expenditures beginning balance	1	0
Additions, net of recoveries	501	1
Foreign currency translation adjustment	1	0
Deferred exploration expenditures ending balance	503	1
Mineral property interests	527	24
Other
Acquisition Costs:
Acquisition costs beginning balance	10	0
Foreign currency translation adjustment	0	0
Additions	0	10
Recovery	(3)	0
Write off	(7)	0
Acquisition costs ending balance	0	10
Deferred Exploration Expenditures:
Deferred exploration expenditures beginning balance	0	0
Additions, net of recoveries	0	0
Foreign currency translation adjustment	0	0
Deferred exploration expenditures ending balance	0	0
Mineral property interests	0	10
New Polaris | British Columbia (Canada)
Acquisition Costs:
Acquisition costs beginning balance	3,888	3,875
Foreign currency translation adjustment	8	7
Additions	18	6
Recovery	0	0
Write off	0	0
Acquisition costs ending balance	3,914	3,888
Deferred Exploration Expenditures:
Deferred exploration expenditures beginning balance	5,778	6,431
Additions, net of recoveries	133	88
Foreign currency translation adjustment	427	(741)
Deferred exploration expenditures ending balance	6,338	5,778
Mineral property interests	10,252	9,666
Windfall Hills | British Columbia (Canada)
Acquisition Costs:
Acquisition costs beginning balance	344	374
Foreign currency translation adjustment	17	(30)
Additions	0	0
Recovery	0	0
Write off	0	0
Acquisition costs ending balance	361	344
Deferred Exploration Expenditures:
Deferred exploration expenditures beginning balance	630	522
Additions, net of recoveries	8	150
Foreign currency translation adjustment	32	(42)
Deferred exploration expenditures ending balance	670	630
Mineral property interests	1,031	974
Princeton | British Columbia (Canada)
Acquisition Costs:
Acquisition costs beginning balance	0	0
Foreign currency translation adjustment	0	0
Additions	20	0
Recovery	0	0
Write off	0	0
Acquisition costs ending balance	20	0
Deferred Exploration Expenditures:
Deferred exploration expenditures beginning balance	69	0
Additions, net of recoveries	116	69
Foreign currency translation adjustment	3	0
Deferred exploration expenditures ending balance	188	69
Mineral property interests	208	69
Hard Cash | Nunavut
Acquisition Costs:
Acquisition costs beginning balance	9	0
Foreign currency translation adjustment	1	0
Additions	21	9
Recovery	0	0
Write off	0	0
Acquisition costs ending balance	31	9
Deferred Exploration Expenditures:
Deferred exploration expenditures beginning balance	120	0
Additions, net of recoveries	211	120
Foreign currency translation adjustment	6	0
Deferred exploration expenditures ending balance	337	120
Mineral property interests	368	129
Nigel | Nunavut
Acquisition Costs:
Acquisition costs beginning balance	2	0
Foreign currency translation adjustment	0	0
Additions	3	2
Recovery	0	0
Write off	0	0
Acquisition costs ending balance	5	2
Deferred Exploration Expenditures:
Deferred exploration expenditures beginning balance	0	0
Additions, net of recoveries	0	0
Foreign currency translation adjustment	0	0
Deferred exploration expenditures ending balance	0	0
Mineral property interests	$ 5	$ 2